Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000161835 | Spotify Technology
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000161835 | MicroStrategy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161835 | AppLovin
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000161835 | Snowflake
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161835 | Robinhood Markets
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161835 | Marvell Technology
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161835 | CRH
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000161835 | Cloudflare
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000161835 | ROBLOX
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000161835 | Cheniere Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161835 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000161835 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000161835 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000161835 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000161835 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000161835 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000161835 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000161835 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000161835 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000161835 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000161836 | Spotify Technology
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000161836 | MicroStrategy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161836 | AppLovin
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000161836 | Snowflake
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161836 | Robinhood Markets
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161836 | Marvell Technology
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161836 | CRH
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000161836 | Cloudflare
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000161836 | ROBLOX
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000161836 | Cheniere Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161836 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000161836 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000161836 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000161836 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000161836 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000161836 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000161836 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000161836 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000161836 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000161836 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000219328 | Spotify Technology
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219328 | MicroStrategy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219328 | AppLovin
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219328 | Snowflake
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219328 | Robinhood Markets
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219328 | Marvell Technology
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219328 | CRH
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219328 | Cloudflare
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219328 | ROBLOX
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219328 | Cheniere Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219328 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000219328 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000219328 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000219328 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000219328 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000219328 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219328 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219328 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219328 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219328 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.30%